Leases (Tables)	12 Months Ended
Mar. 31, 2025
Leases
Summary of supplemental balance sheet information related to operating leases
	As of March 31,
	2025	2024
	US$’000	US$’000
Operating Right-of-use assets	23	-
Less: Accumulated amortization	(5)	-
Right-of-use assets, net	18	-

Operating lease liabilities, current	12	-
Operating lease liabilities, non-current	6	-
Total lease liabilities	18	-

Remaining lease term and discount rate:
Weighted average remaining lease term (years)	1.50	-
Weighted average discount rate	3.60%	-

Summary of maturities of operating lease liabilities
Twelve months ending March 31,	As of March 31, 2025
US$’000
2026	12
2027	6
2028 and thereafter	-
Total future minimum lease payments	18
Less: imputed interest	(1)
Total	17

Summary of operating lease income
	For the years ended March 31,
	2025	2024	2023
	US$’000	US$’000	US$’000
Operating lease income	709	895	437
Depreciation expense	213	422	206

Summary of aggregate minimum lease payments
For the years ended March 31,	As of March 31, 2025
US$’000
2026	654
2027	419
2028	45
2029	14
2030	-
Thereafter	-
Total	1,132